Non-life and Life and Health Reserves - Non Life loss and loss expenses rollforward (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Gross liability at beginning of year			$ 9,895,376
Reinsurance recoverable at beginning of year			897,183
Reinsurance recoverable at end of year		$ 889,021	889,021	$ 897,183
Gross liability at end of year		$ 10,363,383	10,363,383	9,895,376
Wholesale transaction deferred gain			14,000
Loss portfolio transfer agreement percentage		10000.00%
Non Life
Liability for Claims and Claims Adjustment Expense [Line Items]
Gross liability at beginning of year			9,895,376	10,102,172	$ 9,247,200
Reinsurance recoverable at beginning of year			850,946	719,998	295,388
Net liability at beginning of year			9,044,430	9,382,174	8,951,812
Current year	[1]		3,716,988	3,417,366	3,453,725
Prior years	[1]		(56,848)	(248,719)	(448,158)
Net incurred losses	[1]		3,660,140	3,168,647	3,005,567
Current year			(439,285)	(336,584)	(472,291)
Prior years			(2,651,385)	(2,585,403)	(2,506,760)
Total Non-life Claims Paid			(3,090,670)	(2,921,987)	(2,979,051)
Retroactive reinsurance recoverable	[2]		(81,013)	0	0
Change in Paris Re Reserve Agreement	[3]		0	(397,493)	(3,481)
Effects of foreign exchange rate changes			75,701	(186,911)	407,327
Net liability at end of year		$ 9,608,588	9,608,588	9,044,430	9,382,174
Reinsurance recoverable at end of year		754,795	754,795	850,946	719,998
Gross liability at end of year		10,363,383	10,363,383	9,895,376	10,102,172
Corporate and Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Gross liability at beginning of year			9,000	0
Prior years	[1]		(3,000)
Gross liability at end of year		$ 6,000	$ 6,000	$ 9,000	$ 0

[1]	Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other as disclosed in Note 18. Non-life reserves allocated to Corporate and Other totaled $6 million, $9 million and $nil at December 31, 2019, 2018 and 2017, respectively.
[2]	In the fourth quarter of 2019, the Company entered into a loss portfolio transfer agreement transferring 100% of liabilities, including profit commissions, related to its wholesale managing general agent portfolio. As a result of the transaction, the Company recorded a deferred gain of $14 million, which is included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheet.
[3]	The change in reserve agreement includes adverse development on Paris Re’s reserves which were guaranteed by Axa under the reserve agreement. In 2018, this balance also includes the reduction of the guaranteed reserves following the commutation of the agreement in the fourth quarter of 2018.